Interest expense and finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Expense And Finance Costs [Line Items]
Interest incurred	$ 18,319,640	$ 14,338,666	$ 12,994,911
Capitalized interest	0	0	(2,423,688)
Amortization of deferred finance charges	3,060,525	3,415,452	1,711,481
Interest expense and finance costs	$ 21,380,165	$ 17,754,118	$ 12,282,704